Fees Summary	Nov. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,000.00
Previously Paid Amount	0.00
Total Fee Amount	2.07
Total Offset Amount	0.00
Net Fee	2.07
Narrative - Max Aggregate Offering Price	$ 15,000.00
Final Prospectus	true